Other Deferred Credits And Liabilities	12 Months Ended
Dec. 31, 2011
Other Deferred Credits And Liabilities

12. Other Deferred Credits and Liabilities

Other deferred credits and liabilities consist of the following (in millions of dollars):

	December 31,
	2011	2010
Asset retirement obligations*	$173	$98
Environmental remediation accrual (Note 13)	75	86
Self-insurance accrual	71	78
Deferred revenue on power contract restructuring**	62	65
Unrecognized tax benefits and related interest and penalties (Note 4)	28	29
Other	158	206

	$567	$562

*	Increase in 2011 primarily attributable to accruals established in connection with Sunoco’s decision to exit refining (Note 2).
**	Amortizing over a 30-year period ending in 2035.